--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         [EXCELSIOR LOGO APPEARS HERE]



                                Domestic Equity
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    5
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    7
PORTFOLIOS OF INVESTMENTS
 Blended Equity Fund......................................................    9
 Value and Restructuring Fund.............................................   11
 Small Cap Fund...........................................................   13
 Energy and Natural Resources Fund........................................   14
 Large Cap Growth Fund....................................................   15
 Real Estate Fund.........................................................   16
 Optimum Growth Fund......................................................   17
 Value Equity Fund........................................................   18
NOTES TO FINANCIAL STATEMENTS.............................................   19

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services:
  Excelsior Funds, Inc. 1-800-446-1012 (From overseas, call 617-557-8280) Excelsior Institutional Trust 1-800-909-1989 (From overseas, call 617-557-
   1755)
 . Current Price and Yield Information:
  Excelsior Funds, Inc. 1-800-446-1012
  Excelsior Institutional Trust 1-800-861-3430
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses may be obtained by contacting Excelsior Funds, Inc., and Excelsior Tax-Exempt Funds, Inc. at 1-800-446-1012 and Excelsior Institutional Trust at 1-800-909-1989.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Trust at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 1999 (Unaudited)


                                                                    Value and
                                                       Blended    Restructuring
                                                     Equity Fund      Fund
                                                     ------------ -------------
  ASSETS:
   Investments, at cost--see accompanying
   portfolios......................................  $403,803,224 $555,844,929
                                                     ============ ============
   Investments, at value (Note 1)..................  $776,584,188 $706,066,754
   Cash............................................       502,998      402,751
   Dividends receivable............................       695,054      763,184
   Interest receivable.............................        22,152       45,290
   Receivable for investments sold.................       --         1,063,262
   Receivable for fund shares sold.................            50      --
   Prepaid expenses................................         4,623          862
   Unamortized organization costs (Note 5).........       --           --
                                                     ------------ ------------
   Total Assets....................................   777,809,065  708,342,103
  LIABILITIES:
   Payable for investments purchased...............       --         2,495,867
   Payable for fund shares redeemed................       --         1,751,569
   Dividends payable...............................       --           --
   Investment advisory fees payable (Note 2).......       920,474      514,335
   Administration fees payable (Note 2)............       101,928       56,591
   Administrative servicing fees payable (Note 2)..        63,652      221,755
   Directors'/Trustees' fees payable (Note 2)......         5,891        2,843
   Due to custodian bank...........................       --           --
   Accrued expenses and other payables.............       177,540      241,152
                                                     ------------ ------------
   Total Liabilities...............................     1,269,485    5,284,112
                                                     ------------ ------------
  NET ASSETS.......................................   776,539,580  703,057,991
                                                     ============ ============
  NET ASSETS consist of:
   Undistributed net investment income (loss)......  $    363,339 $    600,120
   Accumulated net realized gain (loss) on
   investments.....................................    32,022,085  (15,641,705)
   Unrealized appreciation (depreciation) of
   investments and foreign currency translations...   372,780,964  150,221,825
   Par value (Note 4)..............................        18,406       27,961
   Paid-in capital in excess of par value..........   371,354,786  567,849,790
                                                     ------------ ------------
  Total Net Assets.................................  $776,539,580 $703,057,991
                                                     ============ ============
  Net Assets:
   Shares..........................................  $776,539,580 $703,057,991
   Institutional Shares............................       --           --
  Shares outstanding (Note 4):
   Shares..........................................    18,406,123   27,960,758
   Institutional Shares............................       --           --
  NET ASSET VALUE PER SHARE (net assets / shares
  outstanding):
   Shares .........................................        $42.19       $25.14
                                                           ======       ======
   Institutional Shares............................          --           --
                                                             ====         ====

                       See Notes to Financial Statements

                  Energy and      Large Cap                   Optimum       Value
   Small Cap   Natural Resources    Growth     Real Estate    Growth       Equity
     Fund            Fund            Fund         Fund         Fund         Fund
  -----------  ----------------- ------------  -----------  -----------  -----------
  $46,622,459     $46,203,772    $201,306,727  $42,597,225  $50,028,546  $31,734,131
  ===========     ===========    ============  ===========  ===========  ===========
  $47,952,353     $55,820,035    $284,293,869  $34,997,283  $93,605,353  $43,945,624
       65,324         636,009         178,874       14,295       52,849      --
       15,919          18,157          28,480      283,882       58,557       55,117
       20,230           6,821           1,404          197        4,723          774
      258,790       2,759,747         --           --           --           249,431
      --               11,400           1,500        2,500      --           --
          670             222              85          142           11          142
      --              --               34,656       18,707          402          402
  -----------     -----------    ------------  -----------  -----------  -----------
   48,313,286      59,252,391     284,538,868   35,317,006   93,721,895   44,251,490
       88,785       3,408,311         --           431,923      --           437,216
      --              191,510           2,352      --           --           --
      --              --              --           --           --           --
       35,487          40,016         317,681       37,847       85,322       37,642
        8,177          11,488          44,766        4,619       14,746        7,156
       12,005          11,332          24,114       10,320        2,761      --
          396             352           1,270          260        1,309          370
      --              --              --           --           --            47,009
       27,398          15,911          41,348        1,553       81,425       13,561
  -----------     -----------    ------------  -----------  -----------  -----------
      172,248       3,678,920         431,531      486,522      185,563      542,954
  -----------     -----------    ------------  -----------  -----------  -----------
   48,141,038      55,573,471     284,107,337   34,830,484   93,536,332   43,708,536
  ===========     ===========    ============  ===========  ===========  ===========
  $  (45,970)     $    43,922    $   (643,990) $   382,188  $   (93,238) $       (64)
    (125,426)       2,839,912     (13,055,627)  (3,674,490)  13,444,133    1,075,844
    1,329,894       9,616,262      82,987,142   (7,599,942)  43,576,807   12,211,337
        4,834           4,267          20,539        6,523           35           27
   46,977,706      43,069,108     214,799,273   45,716,205   36,608,595   30,421,392
  -----------     -----------    ------------  -----------  -----------  -----------
  $48,141,038     $55,573,471    $284,107,337  $34,830,484  $93,536,332  $43,708,536
  ===========     ===========    ============  ===========  ===========  ===========
  $48,141,038     $55,573,471    $284,107,337  $34,830,484  $16,778,127  $    63,060
      --              --              --           --        76,758,205   43,645,476
    4,834,268       4,267,289      20,538,911    6,523,336      636,924        3,951
      --              --              --           --         2,895,384    2,738,558
        $9.96          $13.02          $13.83        $5.34       $26.34       $15.96
        =====          ======          ======        =====       ======       ======
         --             --              --            --         $26.51       $15.94
         ====           =====           =====         ====       ======       ======

                       See Notes to Financial Statements

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 1999 (Unaudited)


                                                                     Value and
                                                        Blended    Restructuring
                                                      Equity Fund      Fund
                                                      -----------  -------------
  INVESTMENT INCOME:
   Interest income..................................  $   238,736   $   176,669
   Dividend income..................................    3,996,627     3,959,230
   Less: Foreign taxes withheld.....................      --            --
                                                      -----------   -----------
   Total Income.....................................    4,235,363     4,135,899
  EXPENSES:
   Investment advisory fees (Note 2)................    2,864,315     2,073,928
   Administration fees (Note 2).....................      581,787       527,381
   Administrative servicing fees (Note 2)...........      177,222       593,526
   Custodian fees...................................       97,294       103,149
   Shareholder servicing agent fees.................       72,592       337,095
   Legal and audit fees.............................       44,622        37,380
   Shareholder reports..............................       29,159        26,146
   Directors'/Trustees' fees and expenses (Note 2)..       11,497         9,270
   Registration and filing fees.....................        6,711        30,216
   Amortization of organization costs (Note 5)......      --            --
   Distribution fees (Note 2).......................      --            --
   Miscellaneous expenses...........................       15,013        84,452
                                                      -----------   -----------
   Total Expenses...................................    3,900,212     3,822,543
   Fees waived by investment adviser and
   administrators (Note 2)..........................     (177,222)     (593,526)
                                                      -----------   -----------
   Net Expenses.....................................    3,722,990     3,229,017
                                                      -----------   -----------
  NET INVESTMENT INCOME (LOSS)......................      512,373       906,882
                                                      -----------   -----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (Note 1):
   Net realized gain (loss):
   Security transactions............................   21,459,911     4,301,944
   Foreign currency translations....................      --             (4,360)
                                                      -----------   -----------
   Total net realized gain (loss)...................   21,459,911     4,297,584
   Change in unrealized appreciation/depreciation on
   investments and foreign currency translations
   during the period................................     (913,873)   23,083,963
                                                      -----------   -----------
   Net realized and unrealized gain (loss) on
   investments......................................   20,546,038    27,381,547
                                                      -----------   -----------
   Net increase (decrease) in net assets resulting
   from operations..................................  $21,058,411   $28,288,429
                                                      ===========   ===========

                       See Notes to Financial Statements

                  Energy and      Large Cap                   Optimum      Value
  Small Cap    Natural Resources    Growth     Real Estate    Growth       Equity
     Fund            Fund            Fund         Fund         Fund         Fund
  ----------   ----------------- ------------  -----------  -----------  ----------
  $   82,348      $   54,025     $    283,406  $   24,630   $    23,817  $    6,597
      94,414         308,969          462,878   1,240,298       285,935     274,054
      --              --              --           --           --             (347)
  ----------      ----------     ------------  ----------   -----------  ----------
     176,762         362,994          746,284   1,264,928       309,752     280,304
     142,547         158,896        1,037,475     179,788       314,669     143,617
      36,190          40,339          210,721      27,478        73,858      33,667
      33,794          36,323           86,479      20,331        12,760      --
      13,223           8,728           40,846       6,424        12,989       6,831
      17,400          26,451           49,966       5,356         3,970       3,846
       2,429           2,751           15,519       2,120        10,186       4,049
       2,510           2,568           10,534       1,717         2,075       1,312
         625             683            4,196         485         2,628         956
       5,793           9,102            9,134       7,017        12,045      12,931
      --              --                2,244       2,959           123         123
      --              --              --           --            19,400         124
       2,015           1,818            9,639       2,082         1,943       1,989
  ----------      ----------     ------------  ----------   -----------  ----------
     256,526         287,659        1,476,753     255,757       466,646     209,445
     (33,794)        (36,323)         (86,479)    (40,097)      (63,656)    (33,686)
  ----------      ----------     ------------  ----------   -----------  ----------
     222,732         251,336        1,390,274     215,660       402,990     175,759
  ----------      ----------     ------------  ----------   -----------  ----------
     (45,970)        111,658         (643,990)  1,049,268       (93,238)    104,545
  ----------      ----------     ------------  ----------   -----------  ----------
   3,555,748       6,138,883       (9,478,588) (1,570,256)   10,829,425     639,448
      --              --              --           --           --           (2,628)
  ----------      ----------     ------------  ----------   -----------  ----------
   3,555,748       6,138,883       (9,478,588) (1,570,256)   10,829,425     636,820
    (416,506)      1,528,694          111,208     (62,174)  (14,771,322)    942,641
  ----------      ----------     ------------  ----------   -----------  ----------
   3,139,242       7,667,577       (9,367,380) (1,632,430)   (3,941,897)  1,579,461
  ----------      ----------     ------------  ----------   -----------  ----------
  $3,093,272      $7,779,235     $(10,011,370) $ (583,162)  $(4,035,135) $1,684,006
  ==========      ==========     ============  ==========   ===========  ==========

                       See Notes to Financial Statements

Excelsior Funds
Statements of Changes in Net Assets


                                                                     Value and
                                                       Blended     Restructuring
                                                      Equity Fund      Fund
                                                     ------------  -------------
  Six Months Ended September 30, 1999 (Unaudited)
  Net investment income (loss).....................  $    512,373  $    906,882
  Net realized gain (loss) on investments..........    21,459,911     4,301,944
  Net realized loss on foreign currency
  transactions.....................................       --             (4,360)
  Change in unrealized appreciation/depreciation on
  investments and foreign currency translations
  during the period................................      (913,873)   23,083,963
                                                     ------------  ------------
  Net increase (decrease) in net assets resulting
  from operations..................................    21,058,411    28,288,429
  Distributions to shareholders:
   From net investment income
   Shares..........................................      (786,061)   (1,118,909)
   Institutional Shares............................       --            --
   From net realized gain on investments
   Shares..........................................       --            --
   Institutional Shares............................       --            --
                                                     ------------  ------------
    Total distributions............................      (786,061)   (1,118,909)
                                                     ------------  ------------
  Increase (decrease) in net assets from fund share
  transactions (Note 4)
   Shares..........................................    35,994,259    81,273,713
   Institutional Shares............................       --            --
                                                     ------------  ------------
    Total from fund share transactions.............    35,994,259    81,273,713
                                                     ------------  ------------
  Net increase (decrease) in net assets............    56,266,609   108,443,233
  NET ASSETS:
   Beginning of period.............................   720,272,971   594,614,758
                                                     ------------  ------------
   End of period (1)...............................  $776,539,580  $703,057,991
                                                     ============  ============
 --------
   (1) Including undistributed net investment
   income (loss)...................................  $    363,339  $    600,120
                                                     ============  ============
  Year Ended March 31, 1999
  Net investment income (loss).....................  $  1,829,485  $  3,230,272
  Net realized gain (loss) on investments..........    10,562,173   (20,078,685)
  Net realized loss on foreign currency
  transactions.....................................       --            --
  Change in unrealized appreciation/depreciation on
  investments and foreign currency translations
  during the year..................................   101,900,285    20,524,738
                                                     ------------  ------------
  Net increase (decrease) in net assets resulting
  from operations..................................   114,291,943     3,676,325
  Distributions to shareholders:
   From net investment income
   Shares..........................................    (2,123,860)   (2,676,861)
   Institutional Shares............................       --            --
   From net realized gain on investments
   Shares..........................................    (8,071,808)   (3,609,196)
   Institutional Shares............................       --            --
                                                     ------------  ------------
    Total distributions............................   (10,195,668)   (6,286,057)
                                                     ------------  ------------
  Increase (decrease) in net assets from fund share
  transactions (Note 4)
   Shares..........................................    21,268,126   208,777,082
   Institutional Shares............................       --            --
                                                     ------------  ------------
    Total from fund share transactions.............    21,268,126   208,777,082
                                                     ------------  ------------
  Net increase (decrease) in net assets............   125,364,401   206,167,350
  NET ASSETS:
   Beginning of year...............................   594,908,570   388,447,408
                                                     ------------  ------------
   End of year (2).................................  $720,272,971  $594,614,758
                                                     ============  ============
 --------
   (2) Including undistributed net investment
   income..........................................  $    637,027  $    812,147
                                                     ============  ============

                       See Notes to Financial Statements

                    Energy and      Large Cap                   Optimum        Value
   Small Cap     Natural Resources    Growth     Real Estate     Growth       Equity
      Fund             Fund            Fund         Fund          Fund          Fund
  ------------   ----------------- ------------  -----------  ------------  -----------
  $    (45,970)     $   111,658    $   (643,990) $ 1,049,268  $    (93,238) $   104,545
     3,555,748        6,138,883      (9,478,588)  (1,570,256)   10,829,425      639,448
       --               --              --           --            --            (2,628)
      (416,506)       1,528,694         111,208      (62,174)  (14,771,322)     942,641
  ------------      -----------    ------------  -----------  ------------  -----------
     3,093,272        7,779,235     (10,011,370)    (583,162)   (4,035,135)   1,684,006
       --              (158,848)        --          (690,951)      --              (328)
       --               --              --           --            --          (191,977)
       --               --              --           --            --           --
       --               --              --           --            --           --
  ------------      -----------    ------------  -----------  ------------  -----------
       --              (158,848)        --          (690,951)      --          (192,305)
  ------------      -----------    ------------  -----------  ------------  -----------
     1,259,333        4,932,344      42,570,962    3,263,722     5,122,274      (65,507)
       --               --              --           --         (8,009,661)   2,851,198
  ------------      -----------    ------------  -----------  ------------  -----------
     1,259,333        4,932,344      42,570,962    3,263,722    (2,887,387)   2,785,691
  ------------      -----------    ------------  -----------  ------------  -----------
     4,352,605       12,552,731      32,559,592    1,989,609    (6,922,522)   4,277,392
    43,788,433       43,020,740     251,547,745   32,840,875   100,458,854   39,431,144
  ------------      -----------    ------------  -----------  ------------  -----------
  $ 48,141,038      $55,573,471    $284,107,337  $34,830,484  $ 93,536,332  $43,708,536
  ============      ===========    ============  ===========  ============  ===========
  $    (45,970)     $    43,922    $   (643,990) $   382,188  $    (93,238) $       (64)
  ============      ===========    ============  ===========  ============  ===========
  $    (17,160)     $   421,436    $   (602,021) $ 2,051,938  $    (27,456) $   301,463
    (3,681,149)      (3,055,181)     (3,363,023)  (2,123,845)    4,906,503    2,731,686
       --               --              --           --            --            (1,063)
   (10,537,167)      (3,816,865)     76,691,074   (7,647,372)   35,505,018   (1,255,930)
  ------------      -----------    ------------  -----------  ------------  -----------
   (14,235,476)      (6,450,610)     72,726,030   (7,719,279)   40,384,065    1,776,156
       --              (363,702)        --        (2,054,358)      --              (217)
       --               --              --           --            (10,785)    (276,362)
      (601,984)         --              --           --            --            (6,437)
       --               --              --           --            --        (3,002,331)
  ------------      -----------    ------------  -----------  ------------  -----------
      (601,984)        (363,702)        --        (2,054,358)      (10,785)  (3,285,347)
  ------------      -----------    ------------  -----------  ------------  -----------
    (9,922,033)       3,660,605     131,293,057    1,443,788     1,173,446       48,306
       --               --              --           --            869,600    6,048,555
  ------------      -----------    ------------  -----------  ------------  -----------
    (9,922,033)       3,660,605     131,293,057    1,443,788     2,043,046    6,096,861
  ------------      -----------    ------------  -----------  ------------  -----------
   (24,759,493)      (3,153,707)    204,019,087   (8,329,849)   42,416,326    4,587,670
    68,547,926       46,174,447      47,528,658   41,170,724    58,042,528   34,843,474
  ------------      -----------    ------------  -----------  ------------  -----------
  $ 43,788,433      $43,020,740    $251,547,745  $32,840,875  $100,458,854  $39,431,144
  ============      ===========    ============  ===========  ============  ===========
  $     --          $    91,112    $     --      $    23,871  $     --      $    87,696
  ============      ===========    ============  ===========  ============  ===========

                       See Notes to Financial Statements

Excelsior Funds
Financial Highlights--Selected Per Share Data and Ratios

  For a Fund share outstanding throughout each period.

                                                   Net Realized                        Distributions  Distributions in
                             Net Asset    Net     and Unrealized            Dividends     From Net     Excess of Net
                              Value,   Investment  Gain (Loss)   Total From  From Net  Realized Gain   Realized Gain
                             Beginning   Income   on Investments Investment Investment on Investments  on Investments
                             of Period   (Loss)    and Options   Operations   Income    and Options     and Options
                             --------- ---------- -------------- ---------- ---------- -------------- ----------------
  BLENDED EQUITY FUND --
    (4/25/85*)
  Shares:
  Year Ended March 31,
  1995....................    $19.17     $ 0.07       $ 2.67       $ 2.74     $(0.04)      $(0.47)            --
  1996....................     21.40       0.12         5.21         5.33      (0.11)       (2.19)            --
  1997....................     24.43       0.18         2.50         2.68      (0.14)       (1.16)            --
  1998....................     25.81       0.16        12.59        12.75      (0.16)       (2.28)            --
  1999....................     36.12       0.11         6.90         7.01      (0.13)       (0.49)            --
  Six Months Ended
   September 30, 1999
   (Unaudited)............     42.51       0.03        (0.30)+++    (0.27)     (0.05)         --              --
  Trust Shares --
    (11/12/96*)
  Period ended March 31,
   1997...................     26.30       0.04         0.03         0.07      (0.03)       (0.56)            --
  Period from April 1,
   1997 to October 27,
   1997...................     25.78       0.02         4.67         4.69      (0.05)         --              --
  VALUE AND RESTRUCTURING
   FUND -- (12/31/92*)
  Shares:
  Year Ended March 31,
  1995....................    $ 9.64     $ 0.07       $ 1.02       $ 1.09     $(0.06)      $(0.12)            --
  1996....................     10.55       0.10         3.71         3.81      (0.09)       (0.24)            --
  1997....................     14.03       0.13         2.36         2.49      (0.12)       (0.47)            --
  1998....................     15.93       0.10         8.12         8.22      (0.09)       (0.27)            --
  1999....................     23.79       0.13         0.21         0.34      (0.11)       (0.14)            --
  Six Months Ended
   September 30, 1999
   (Unaudited)............     23.88       0.03         1.27         1.30      (0.04)         --              --
  Trust Shares --
    (9/19/96*)
  Period ended March 31,
   1997...................     14.61       0.05         1.53         1.58      (0.05)       (0.23)            --
  Period from April 1,
   1997 to June 30, 1997..     15.91       0.02         2.94         2.96      (0.02)         --              --
  SMALL CAP FUND --
    (12/31/92*)
  Shares:
  Year Ended March 31,
  1995....................    $ 8.66     $(0.02)      $ 1.31       $ 1.29        --        $(0.18)            --
  1996....................      9.77      (0.02)        1.72         1.70        --         (0.69)            --
  1997....................     10.78      (0.03)       (1.43)       (1.46)       --         (0.10)         $(0.39)
  1998....................      8.83      (0.01)        3.13         3.12        --           --              --
  1999....................     11.95        --         (2.56)       (2.56)       --         (0.12)            --
  Six Months Ended
   September 30, 1999
   (Unaudited)............      9.27      (0.01)        0.70         0.69        --           --              --
  Trust Shares --
    (9/6/96*)
  Period ended March 31,
   1997...................      9.98      (0.03)       (0.92)       (0.95)       --         (0.22)            --
  Period from April 1,
   1997 to October 27,
   1997...................      8.81      (0.03)        2.52         2.49        --           --              --
  ENERGY AND NATURAL
   RESOURCES FUND --
    (12/31/92*)
  Year Ended March 31,
  1995....................    $ 7.70     $ 0.09       $ 0.24       $ 0.33     $(0.10)      $(0.01)            --
  1996....................      7.92       0.07         1.63         1.70      (0.07)         --              --
  1997....................      9.55       0.09         2.60         2.69      (0.09)       (1.03)            --
  1998....................     11.12       0.09         2.69         2.78      (0.10)       (1.07)         $(0.07)
  1999....................     12.66       0.10        (1.65)       (1.55)     (0.09)         --              --
  Six Months Ended
   September 30, 1999
   (Unaudited)............     11.02       0.03         2.01         2.04      (0.04)         --              --
  LARGE CAP GROWTH FUND --
    (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00        --         $1.51       $ 1.51        --           --              --
  Year Ended March 31,
   1999...................      8.51     $(0.03)        5.82         5.79        --           --              --
  Six Months Ended
   September 30, 1999
   (Unaudited)............     14.30      (0.03)       (0.44)       (0.47)       --           --              --
  REAL ESTATE FUND --
    (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00     $ 0.15       $ 0.01       $ 0.16     $(0.11)         --              --
  Year Ended March 31,
   1999...................      7.05       0.33        (1.55)       (1.22)     (0.33)         --              --
  Six Months Ended
   September 30, 1999
   (Unaudited)............      5.50       0.17        (0.21)       (0.04)     (0.12)         --              --
  OPTIMUM GROWTH FUND --
    (7/3/96*)
  Shares:
  Period Ended March 31,
   1997...................    $ 9.87     $ 0.02       $ 0.31       $ 0.33     $(0.02)         --              --
  Year Ended March 31,
  1998....................     10.18      (0.01)        6.15         6.14      (0.01)         --              --
  1999....................     16.31      (0.06)       11.15        11.09        --           --              --
  Six Months Ended
   September 30, 1999
   (Unaudited)............     27.40      (0.05)       (1.01)       (1.06)       --           --              --
  VALUE EQUITY FUND --
    (1/15/97*)
  Shares:
  Period Ended March 31,
   1997...................    $12.08     $ 0.01       $(0.76)      $(0.75)       --           --              --
  Year Ended March 31,
  1998....................     11.33       0.07         5.57         5.64     $(0.06)      $(0.80)            --
  1999....................     16.11       0.08         0.55         0.63      (0.07)       (1.32)            --
  Six Months Ended
   September 30, 1999
   (Unaudited)............     15.35        --          0.65         0.65      (0.04)         --              --

  * Commencement of operations  **  Not Annualized  ***  Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Amount represents less than $0.01 per share.
+++ The amount shown for the six month period ended September 30, 1999 for a share outstanding thoughout that period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

                       See Notes to Financial Statements

                                                    Ratio of Net Ratio of Gross Ratio of Net
                                        Net Assets,  Operating     Operating     Investment
                  Net Asset                 End       Expenses      Expenses    Income (Loss)  Portfolio    Fee
      Total       Value, End Total       of Period   to Average    to Average    to Average    Turnover   Waivers
  Distributions   of Period  Return        (000)     Net Assets   Net Assets+    Net Assets      Rate     (Note 2)
  -------------   ---------- ------     ----------- ------------ -------------- -------------  ---------  --------




     $(0.51)        $21.40    14.65 %    $137,417       1.05%         1.08%          0.36 %        23%       --
      (2.30)         24.43    26.45 %     188,574       1.05%         1.12%          0.55 %        27%     $0.02
      (1.30)         25.81    11.09 %     306,990       1.01%         1.06%          0.71 %        39%      0.01
      (2.44)         36.12    50.82 %     594,909       0.99%         1.06%          0.55 %        28%      0.02
      (0.62)         42.51    19.65 %     720,273       0.95%         1.01%          0.29 %        20%      0.02


      (0.05)         42.19    (0.65)%**   776,540       0.97%***      1.02%***       0.13 %***     23%***   0.01



      (0.59)         25.78     0.23 %**        81       1.36%***      1.41%***       0.45 %***     39%***    --


      (0.05)         30.42    17.57 %**       --        1.34%***      1.41%***       0.20 %***    N/A       0.01




     $(0.18)        $10.55    11.49 %    $ 30,183       0.98%         1.08%          0.83 %        82%     $0.01
      (0.33)         14.03    36.48 %      74,052       0.91%         0.95%          0.88 %        56%       --
      (0.59)         15.93    18.09 %     124,011       0.91%         0.95%          0.90 %        62%      0.01
      (0.36)         23.79    52.10 %     388,447       0.89%         0.93%          0.54 %        30%      0.01
      (0.25)         23.88     1.48 %     594,615       0.93%         1.07%          0.59 %        43%      0.03


      (0.04)         25.14     5.45 %**   703,058       0.94%***      1.11%***       0.26 %***     13%***   0.02



      (0.28)         15.91    10.85 %**        52       1.26%***      1.30%***       0.54 %***     62%***    --

      (0.02)         18.85    18.61 %**       --        1.21%***      1.25%***       0.47 %***    N/A        --




     $(0.18)        $ 9.77    15.16 %    $ 47,782       0.96%         1.04%         (0.23)%        42%     $0.01
      (0.69)         10.78    18.29 %      78,061       0.90%         0.98%         (0.17)%        38%      0.01
      (0.49)          8.83   (14.33)%      53,258       0.94%         1.02%         (0.26)%        55%      0.01
        --           11.95    35.33 %      68,548       0.94%         1.01%         (0.14)%        73%      0.01
      (0.12)          9.27   (21.41)%      43,788       0.94%         1.05%         (0.04)%       115%      0.01


        --            9.96     7.44 %**    48,141       0.94%***      1.08%***      (0.19)%***    118%***   0.01



      (0.22)          8.81    (9.77)%**         8       1.29%***      1.40%***      (0.87)%***     55%***    --


        --           11.30    29.29 %**       --        1.25%***      1.31%***      (0.59)%***    N/A        --




     $(0.11)        $ 7.92     4.28 %    $ 15,813       0.98%         1.35%          1.18 %        31%     $0.03
      (0.07)          9.55    21.60 %      23,294       0.96%         1.09%          0.88 %        43%      0.01
      (1.12)         11.12    28.28 %      33,393       0.93%         0.98%          0.84 %        87%       --
      (1.24)         12.66    24.97 %      46,174       0.99%         1.07%          0.69 %        88%      0.01
      (0.09)         11.02   (12.23)%      43,021       0.98%         1.09%          0.97 %        96%      0.01


      (0.04)         13.02    18.54 %**    55,573       0.95%***      1.08%***       0.42 %***    121%***   0.01



        --          $ 8.51    21.57 %**  $ 47,529       1.05%***      1.20%***      (0.16)%***     12%***    --

        --           14.30    68.04 %     251,548       1.04%         1.08%         (0.53)%         4%       -- ++


        --           13.83    (3.29)%**   284,107       1.00%***      1.07%***      (0.46)%***     16%***    -- ++



     $(0.11)        $ 7.05     2.26 %**  $ 41,171       1.20%***      1.40%***       5.02 %***     30%***  $0.01

      (0.33)          5.50   (17.55)%      32,841       1.20%         1.43%          5.37 %        28%      0.01

      (0.12)          5.34    (0.90)%**    34,830       1.20%***      1.42%***       5.84 %***     12%***   0.01



     $(0.02)        $10.18     3.31 %**  $  3,357       1.05%***      1.47%***       0.33 %***     20%***  $0.03


      (0.01)         16.31    60.41 %       6,602       1.05%         1.32%         (0.12)%        19%      0.03
        --           27.40    68.00 %      12,414       1.05%         1.26%         (0.34)%        22%      0.04


        --           26.34    (3.87)%**    16,778       1.05%***      1.17%***      (0.39)%***     38%***   0.02




        --          $11.33    (6.21)%**  $     56       1.05%***      1.43%***       0.54 %***     64%***  $0.01

     $(0.86)         16.11    51.09 %          78       1.05%         1.35%          0.47 %        51%      0.05
      (1.39)         15.35     4.59 %         125       1.05%         1.32%          0.53 %        55%      0.04


      (0.04)         15.96     4.26 %**        63       1.05%***      1.20%***       0.21 %***     45%***   0.02

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Blended Equity Fund




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
 COMMON STOCKS -- 99.32%
         TECHNOLOGY -- 21.97%
 503,314 +Cisco Systems, Inc. ...................................   $ 34,477,009
  35,000 Compaq Computer Corp. ..................................        802,813
 176,000 +Dell Computer Corp. ...................................      7,359,000
  57,000 +EMC Corp. .............................................      4,071,937
  50,000 Honeywell Corp. ........................................      5,565,625
 300,000 Intel Corp. ............................................     22,293,750
 126,000 International Business Machines Corp. ..................     15,293,250
  30,000 +Level 3 Communications, Inc. ..........................      1,565,625
 186,640 Lucent Technologies, Inc. ..............................     12,108,270
 400,980 +Microsoft Corp. .......................................     36,313,751
  72,000 Nokia Corp., Class A, ADR...............................      6,466,500
  60,000 +Oracle Corp. ..........................................      2,730,000
  80,000 +SDL, Inc. .............................................      6,105,000
  64,000 +Sun Microsystems, Inc. ................................      5,952,000
 116,000 Texas Instruments, Inc. ................................      9,541,000
                                                                    ------------
                                                                     170,645,530
                                                                    ------------
         FINANCIAL -- 16.23%
  29,000 American Express Co. ...................................      3,904,125
 145,688 American International Group, Inc. .....................     12,665,707
 386,634 Associates First Capital Corp. .........................     13,918,824
  54,687 Bank of America Corp. ..................................      3,045,382
  90,600 BankBoston Corp. .......................................      3,929,775
   2,287 +Berkshire Hathaway, Inc., Class B......................      4,244,672
 165,000 Citigroup, Inc. ........................................      7,260,000
  75,000 Firstar Corp. ..........................................      1,921,875
 340,000 Fleet Financial Group, Inc. ............................     12,452,500
  81,702 Household International, Inc. ..........................      3,278,293
 604,152 Mellon Bank Corp. ......................................     20,390,130
 232,694 Morgan Stanley Dean Witter & Co. .......................     20,753,396
  90,000 Mutual Risk Management Ltd. ............................      1,102,500
  15,000 Progressive Corp. ......................................      1,225,313
  50,200 Schwab (Charles) Corp. .................................      1,691,113
 156,300 State Street Boston Corp. ..............................     10,100,887
 104,100 Wells Fargo Co. ........................................      4,124,962
                                                                    ------------
                                                                     126,009,454
                                                                    ------------
         CONSUMER CYCLICAL -- 12.87%
 100,000 +Analog Devices, Inc. ..................................      5,125,000
 140,600 +CBS Corp. .............................................      6,502,750
  96,000 Comcast Corp., Class A Special..........................      3,822,000
 157,500 Dayton Hudson Corp. ....................................      9,459,844
   8,300 +eBay, Inc. ............................................      1,170,300
 200,000 Ford Motor Co. .........................................     10,037,500
  45,000 General Motors Corp. ...................................      2,832,188
  50,000 +General Motors Corp., Class H..........................      2,862,500
 100,000 Herman Miller, Inc. ....................................      2,387,500
  91,700 Home Depot, Inc. .......................................      6,292,912
 250,000 McDonald's Corp. .......................................     10,750,000
 141,375 +O'Reilly Automotive, Inc. .............................      6,732,984

                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
         CONSUMER CYCLICAL -- (continued)
  25,000 +RCN Corp. .............................................   $  1,018,750
 150,000 ServiceMaster Ltd. Partnership..........................      2,409,375
 500,000 Wal-Mart Stores, Inc. ..................................     23,781,250
 100,000 Wiley (John) & Sons, Inc.,
         Class A.................................................      1,568,750
  76,500 Xerox Corp. ............................................      3,208,219
                                                                    ------------
                                                                      99,961,822
                                                                    ------------
         HEALTH CARE -- 12.05%
 315,000 Abbott Laboratories.....................................     11,576,250
 167,700 Bristol-Myers Squibb Co. ...............................     11,319,750
 204,225 Johnson & Johnson.......................................     18,763,172
 139,600 Medtronic, Inc. ........................................      4,955,800
 128,000 Merck & Co., Inc. ......................................      8,296,000
 808,200 Pfizer, Inc. ...........................................     29,044,687
 220,000 Schering-Plough Corp. ..................................      9,597,500
                                                                    ------------
                                                                      93,553,159
                                                                    ------------
         CAPITAL GOODS -- 9.59%
  90,000 Dover Corp. ............................................      3,678,750
  99,100 Emerson Electric Co. ...................................      6,261,881
 276,100 General Electric Co. ...................................     32,735,107
 209,666 Illinois Tool Works, Inc. ..............................     15,633,221
  80,000 Ingersoll-Rand Co. .....................................      4,395,000
  80,000 Rockwell International Corp. ...........................      4,200,000
  73,000 Tyco International Ltd. ................................      7,537,250
                                                                    ------------
                                                                      74,441,209
                                                                    ------------
         COMMUNICATION SERVICES -- 8.91%
  60,000 +America Online, Inc. ..................................      6,240,000
  50,000 Ameritech Corp. ........................................      3,359,375
 259,109 AT&T Corp. .............................................     11,271,242
 171,000 Bell Atlantic Corp. ....................................     11,510,437
  90,000 BellSouth Corp. ........................................      4,050,000
 211,000 +MCI WorldCom, Inc. ....................................     15,152,437
  60,000 +NEXTEL Communications, Inc., Class A...................      4,068,750
  90,000 Northern Telecom Ltd. ..................................      4,590,000
  98,000 SBC Communications, Inc. ...............................      5,004,125
  50,000 Sprint Corp. ...........................................      2,712,500
   6,700 +Yahoo! Inc. ...........................................      1,201,394
                                                                    ------------
                                                                      69,160,260
                                                                    ------------
         CONSUMER STAPLES -- 8.64%
 100,000 Air Products & Chemicals, Inc. .........................      2,906,250
 102,700 Bestfoods, Inc. ........................................      4,980,950
 187,500 Coca-Cola Company.......................................      9,011,719
  44,210 CVS Corp. ..............................................      1,804,321
 239,000 Gillette Co. ...........................................      8,111,062
  48,500 Mattel, Inc. ...........................................        921,500
  40,000 Novo-Nordisk A.S., ADR..................................      2,390,000
  66,000 PepsiCo, Inc. ..........................................      1,996,500
 200,000 Philip Morris Companies, Inc. ..........................      6,837,500
 113,200 Procter & Gamble Co. ...................................     10,612,500
 158,700 Time Warner, Inc. ......................................      9,641,025

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Blended Equity Fund--(continued)




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
         CONSUMER STAPLES -- (continued)
 171,045 Walt Disney Co. ........................................   $  4,425,789
  50,000 WM. Wrigley Jr. Co. ....................................      3,440,625
                                                                    ------------
                                                                      67,079,741
                                                                    ------------
         ENERGY -- 7.52%
  23,000 Chevron Corp. ..........................................      2,041,250
 262,000 Exxon Corp. ............................................     19,895,625
 178,300 Mobil Corp. ............................................     17,963,725
 136,000 Phillips Petroleum Co. .................................      6,630,000
  73,000 Royal Dutch Petroleum Co. ..............................      4,311,563
  58,000 Texaco, Inc. ...........................................      3,661,250
 105,200 Unocal Corp. ...........................................      3,898,975
                                                                    ------------
                                                                      58,402,388
                                                                    ------------
         RAW/INTERMEDIATE MATERIALS -- 0.93%
  60,000 E.I. du Pont de Nemours & Co. ..........................      3,652,500
  90,000 Pioneer Hi-Bred International, Inc. ....................      3,583,125
                                                                    ------------
                                                                       7,235,625
                                                                    ------------
         UTILITIES -- 0.61%
  80,000 +AES Corp. .............................................      4,720,000
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost $398,428,224).....................................    771,209,188
                                                                    ------------

 Principal                                                             Value
   Amount                                                             (Note 1)
 ----------                                                         ------------
 DEMAND NOTES -- 0.69%
 $2,600,000 Associates Corp. of North America Master Notes.......   $  2,600,000
  2,775,000 General Electric Co. Promissory Notes................      2,775,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $5,375,000)....................................      5,375,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $403,803,224*)...................................... 100.01% $776,584,188
OTHER ASSETS AND LIABILITIES (NET)........................  (0.01)      (44,608)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $776,539,580
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Value and Restructuring Fund




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
 COMMON STOCKS -- 99.09%
         TECHNOLOGY -- 35.13%
 350,000 Alcatel Alsthom ADR.....................................   $  9,712,500
 135,000 AT&T Corp. .............................................      5,872,500
 235,000 BCE, Inc. ..............................................     11,703,290
 310,000 +Bell & Howell Holdings Co. ............................     11,373,125
 275,000 +General Motors Corp., Class H..........................     15,743,750
 635,500 +Global Crossing Ltd. ..................................     16,820,891
   6,688 Intermedia Communications, Inc. ........................        145,046
 193,000 International Business Machines Corp. ..................     23,425,375
 260,000 Nokia Corp., Class A, ADR...............................     23,351,250
 200,000 +Plantronics, Inc. .....................................      9,950,000
 160,000 QUALCOMM, Inc. .........................................     30,260,000
 190,000 Raytheon Co., Class A...................................      9,215,000
 254,955 Sensormatics Electronics Corp. .........................      3,234,742
 400,000 Texas Instruments, Inc. ................................     32,900,000
 380,000 +Unisys Corp. ..........................................     17,147,500
 500,000 +Vishay Intertechnology, Inc. ..........................     11,875,000
 340,000 Xerox Corp. ............................................     14,258,750
                                                                    ------------
                                                                     246,988,719
                                                                    ------------
         FINANCIAL -- 17.65%
 190,000 Amvescap plc ADR........................................      7,778,125
 280,000 ARM Financial Group, Inc.,
         Class A.................................................         26,600
 175,000 Bank One Corp. .........................................      6,092,188
 230,000 Bear Stearns Companies, Inc. ...........................      8,840,625
 200,000 Chase Manhattan Corp. ..................................     15,075,000
 345,000 Citigroup, Inc. ........................................     15,180,000
 325,000 Donaldson, Lufkin & Jenrette, Inc. .....................     12,857,812
 200,000 Fannie Mae..............................................     12,537,500
 280,000 Mellon Bank Corp. ......................................      9,450,000
 140,000 Morgan Stanley Dean Witter & Co. .......................     12,486,250
 135,000 PNC Bank Corp. .........................................      7,112,813
 235,000 SLM Holding Corp. ......................................     10,105,000
 145,000 XL Capital Ltd., Class A................................      6,525,000
                                                                    ------------
                                                                     124,066,913
                                                                    ------------
         CONSUMER STAPLES -- 15.26%
 450,000 +AT&T Corp. -- Liberty Media Group, Class A.............     16,706,250
 405,000 Avon Products, Inc. ....................................     10,049,063
 260,000 Bristol-Myers Squibb Co. ...............................     17,550,000
 285,000 Deluxe Corp. ...........................................      9,690,000
 250,000 Eastman Kodak Co. ......................................     18,859,375
 105,000 General Mills, Inc. ....................................      8,518,125
 385,000 Philip Morris Companies, Inc. ..........................     13,162,187
 340,000 +Suiza Foods Corp. .....................................     12,750,000
                                                                    ------------
                                                                     107,285,000
                                                                    ------------

                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
         CONSUMER CYCLICAL -- 14.59%
 365,000 +CBS Corp. .............................................   $ 16,881,250
 200,000 Centex Corp. ...........................................      5,912,500
 255,002 Delphi Automotive Systems Corp. ........................      4,095,971
 260,000 Ford Motor Co. .........................................     13,048,750
 200,000 General Motors Corp. ...................................     12,587,500
 235,800 Harman International Industries, Inc. ..................      9,918,337
 105,000 Lennox International Inc. ..............................      1,627,500
 248,200 +Newmark Homes Corp. ...................................      1,737,400
 420,000 News Corp. Ltd. ADR.....................................     11,943,750
 405,000 +Outdoor Systems, Inc. .................................     14,478,750
 505,000 +Paxson Communications Corp. ...........................      6,186,250
 300,000 Rite Aid Corp. .........................................      4,143,750
                                                                    ------------
                                                                     102,561,708
                                                                    ------------
         TRANSPORTATION -- 5.82%
 170,000 +AMR Corp. .............................................      9,265,000
 205,000 CNF Transportation, Inc. ...............................      7,636,250
 290,000 Kansas City Southern Industries, Inc. ..................     13,466,875
 220,000 Union Pacific Corp. ....................................     10,573,750
                                                                    ------------
                                                                      40,941,875
                                                                    ------------
         CAPITAL GOODS -- 5.55%
 270,000 AlliedSignal, Inc. .....................................     16,014,375
 185,000 Cordant Technologies, Inc. .............................      5,630,937
 435,000 +TriStar Aerospace Co. .................................      2,664,375
 245,000 United Technologies Corp. ..............................     14,684,688
                                                                    ------------
                                                                      38,994,375
                                                                    ------------
         RAW/INTERMEDIATE
         MATERIALS -- 3.26%
 355,000 Cambrex Corp. ..........................................      9,385,312
 150,380 E.I. du Pont de Nemours & Co. ..........................      9,154,383
 163,500 Fort James Corp. .......................................      4,363,406
                                                                    ------------
                                                                      22,903,101
                                                                    ------------
         ENERGY -- 1.83%
 401,000 Dynegy, Inc. ...........................................      8,295,688
 450,000 +Ocean Energy, Inc. ....................................      4,584,375
                                                                    ------------
                                                                      12,880,063
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost $544,964,233).....................................    696,621,754
                                                                    ------------
 CONVERTIBLE PREFERRED STOCKS -- 0.73%
         TECHNOLOGY -- 0.73%
 260,000 ++Sensormatic Electronics Corp.
         (Cost $6,570,696) ......................................      5,135,000
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Value and Restructuring Fund--(continued)




 Principal                                                             Value
   Amount                                                             (Note 1)
 ----------                                                         ------------
 DEMAND NOTES -- 0.61%
 $2,100,000 Associates Corp. of North America, Master Notes......   $  2,100,000
  2,210,000 General Electric Co., Promissory Notes...............      2,210,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $4,310,000)....................................      4,310,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $555,844,929*)...................................... 100.43% $706,066,754
OTHER ASSETS AND LIABILITIES (NET)........................  (0.43)   (3,008,763)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $703,057,991
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999, these securities amounted to $5,135,000 or 0.73% of net assets.
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Small Cap Fund




                                                                        Value
 Shares                                                               (Note 1)
 -------                                                             -----------
 COMMON STOCKS -- 84.28%
         TECHNOLOGY -- 32.25%
  50,000 +American Xtal Technology, Inc. .........................   $ 1,068,750
  94,900 +Cambridge Technology Partners, Inc. ....................     1,370,119
   9,800 +CareInsite, Inc. .......................................       490,000
  14,000 +Conexant Systems, Inc. .................................     1,016,750
  55,000 +Exchange Applications, Inc. ............................     1,567,500
  37,500 +Fairchild Semiconductor Corp.,
         Class A..................................................       881,250
  17,000 +Gilat Satellite Networks Ltd. ..........................       905,250
   5,000 +Human Genome Sciences, Inc. ............................       368,125
  17,950 +Incyte Pharmaceuticals, Inc. ...........................       413,972
  57,400  Inter-Tel, Inc. ........................................     1,004,500
  23,800 +MedQuist, Inc. .........................................       794,325
  40,000 +Metamor Worldwide, Inc. ................................       707,500
  89,800 +Natural Microsystems Corp. .............................     1,240,363
   9,250 +Net2Phone, Inc. ........................................       481,578
  14,500 +SDL, Inc. ..............................................     1,106,531
  20,000 +Shire Pharmaceuticals Group plc ADR.....................       575,000
       1 Timberline Software Corp. ...............................            18
  40,000 +TLC The Laser Center, Inc. .............................       975,000
  70,000 +U.S. Concrete, Inc. ....................................       560,000
                                                                     -----------
                                                                      15,526,531
                                                                     -----------
         CONSUMER CYCLICAL -- 24.43%
   5,775 +Bluestone Software, Inc. ...............................       133,547
  21,000 +CD Radio, Inc. .........................................       534,187
  38,100 +Childrens Place Retail Stores, Inc. ....................     1,009,650
  27,500 +CONMED Corp. ...........................................       673,750
   6,050 +eToys, Inc. ............................................       402,325
  45,700 +GST Telecommunications, Inc. ...........................       319,900
  24,000 +Linens 'n Things, Inc. .................................       810,000
  30,000 +O'Reilly Automotive, Inc. ..............................     1,428,750
  79,000 +OfficeMax, Inc. ........................................       459,187
 128,900 +PSS World Medical, Inc. ................................     1,148,016
  16,100 +Salem Communications Corp.,
         Class A..................................................       410,550
  55,000 +Sylvan Learning Systems, Inc. ..........................     1,065,625
  75,250 +Travel Services International, Inc. ....................       865,375
 109,100 +Ventana Medical Systems, Inc. ..........................     1,834,244
   1,500 Vital Signs, Inc. .......................................        30,000
  16,800 +24/7 Media, Inc. .......................................       635,250
                                                                     -----------
                                                                      11,760,356
                                                                     -----------
         FINANCIAL -- 9.90%
  32,500 Cullen/Frost Bankers, Inc. ..............................       812,500
  71,300 Freedom Securities Corp. ................................       962,550
  14,400 Greenpoint Financial Corp. ..............................       382,500
   3,400 Riggs National Corp. ....................................        57,375
  43,000 +Silicon Valley Bancshares...............................     1,037,375
  31,000 StanCorp Financial Group, Inc. ..........................       693,625

                                                                        Value
   Shares                                                              (Note 1)
 ----------                                                           ----------
            FINANCIAL -- (continued)
     33,000 Valley National Bancorp................................   $  820,875
                                                                      ----------
                                                                       4,766,800
                                                                      ----------
            CONSUMER STAPLES -- 9.63%
     38,100 +AmeriSource Health Corp.,
            Class A................................................      902,494
     32,718 +BAESA ADR.............................................          --
     16,000 +Eclipse Surgical Technologies, Inc. ..................      260,000
     41,200 +Hain Food Group, Inc. (The)...........................    1,014,550
     52,350 +Sunrise Assisted Living, Inc. ........................    1,390,547
     37,000 +United Therapeutics Corp. ............................    1,068,375
                                                                      ----------
                                                                       4,635,966
                                                                      ----------
            RAW/INTERMEDIATE
            MATERIALS -- 2.39%
     56,300 Millennium Chemicals, Inc. ............................    1,150,631
                                                                      ----------
            ENERGY -- 2.18%
     57,000 +Ocean Energy, Inc. ...................................      580,687
     95,000 +Titan Exploration, Inc. ..............................      469,063
                                                                      ----------
                                                                       1,049,750
                                                                      ----------
            UTILITIES -- 1.83%
     19,000 +Navigant Consulting, Inc. ............................      881,125
                                                                      ----------
            TRANSPORTATION -- 1.67%
     38,500 +Avis Rent A Car, Inc. ................................      803,688
                                                                      ----------
            TOTAL COMMON STOCKS
            (Cost $39,244,953).....................................   40,574,847
                                                                      ----------
 Principal
   Amount
 ----------
 U.S. GOVERNMENT OBLIGATIONS -- 1.65%
 $  799,000 U.S. Treasury Bill
            4.42%, 11/26/99
            (Cost $793,506)........................................      793,506
                                                                      ----------
 DEMAND NOTES -- 13.68%
  3,200,000 Associates Corp. of North America Master Notes.........    3,200,000
  3,384,000 General Electric Co. Promissory Notes..................    3,384,000
                                                                      ----------
            TOTAL DEMAND NOTES
            (Cost $6,584,000)......................................    6,584,000
                                                                      ----------

TOTAL INVESTMENTS
 (Cost $46,622,459*).......................................  99.61% $47,952,353
OTHER ASSETS AND LIABILITIES (NET).........................   0.39      188,685
                                                            ------  -----------
NET ASSETS................................................. 100.00% $48,141,038
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Energy and Natural Resources Fund




                                                                        Value
 Shares                                                               (Note 1)
 -------                                                             -----------
 COMMON STOCKS -- 99.73%
         ENERGY -- 73.73%
  56,000 Anadarko Petroleum Corp. ................................   $ 1,711,500
  15,000 Atlantic Richfield Co. ..................................     1,329,375
  40,000 +Azurix Corp. ...........................................       687,500
  45,000 Baker Hughes, Inc. ......................................     1,305,000
  30,000 +Barrett Resources Corp. ................................     1,108,125
  65,000 +BJ Services Co. ........................................     2,067,813
   9,670 BP Amoco plc ADR.........................................     1,071,557
  50,000 Conoco, Inc., Class A....................................     1,387,500
  17,000 Exxon Corp. .............................................     1,290,937
  82,600 +Forest Oil Corp. .......................................     1,409,362
  90,000 +HS Resources, Inc. .....................................     1,473,750
  18,000 Mobil Corp. .............................................     1,813,500
  85,000 +Nabors Industries, Inc. ................................     2,125,000
  60,000 +Noble Drilling Corp. ...................................     1,312,500
 221,630 +Ocean Energy, Inc. .....................................     2,257,856
  97,000 +Patterson Energy, Inc. .................................     1,473,187
  60,000 +Precision Drilling Corp. ...............................     1,391,250
  34,000 Royal Dutch Petroleum Co. ...............................     2,008,125
  24,000 Schlumberger Ltd. .......................................     1,495,500
  30,000 Southdown, Inc. .........................................     1,605,000
  25,000 Suncor Energy, Inc. .....................................       977,735
  25,000 Texaco, Inc. ............................................     1,578,125
 152,000 +Titan Exploration, Inc. ................................       750,500
  71,000 Tosco Corp. .............................................     1,792,750
  75,000 +Transmontaigne Oil Co. .................................     1,125,000
  25,000 +Ulster Petroleums Ltd. .................................       269,650
  65,000 Union Pacific Resources Group, Inc. .....................     1,044,063
  15,000 Vastar Resources, Inc. ..................................       938,438
  30,000 +Weatherford International, Inc. ........................       960,000
  65,000 Western Gas Resources, Inc. .............................     1,214,687
                                                                     -----------
                                                                      40,975,285
                                                                     -----------
         UTILITIES -- 10.79%
  25,000 +AES Corp. ..............................................     1,475,000
  66,000 Enron Corp. .............................................     2,722,500
  48,000 Williams Cos., Inc. .....................................     1,797,000
                                                                     -----------
                                                                       5,994,500
                                                                     -----------
         RAW/INTERMEDIATE
         MATERIALS -- 8.32%
  70,000 +Apex Silver Mines Ltd. .................................     1,032,500
  55,000 Newmont Mining Corp. ....................................     1,423,125
  45,000 +Stillwater Mining Co. ..................................     1,209,375
 120,000 +U.S. Concrete, Inc. ....................................       960,000
                                                                     -----------
                                                                       4,625,000
                                                                     -----------
         BASIC MATERIALS -- 2.64%
  20,000 Barrick Gold Corp. ......................................       435,000
  24,000 Willamette Industries....................................     1,035,000
                                                                     -----------
                                                                       1,470,000
                                                                     -----------
         CONSUMER CYCLICAL -- 2.19%
  40,000 Montana Power Co. .......................................     1,217,500
                                                                     -----------

                                                                        Value
  Shares                                                               (Note 1)
 ---------                                                           -----------
           TECHNOLOGY -- 2.06%
   50,000  Georgia-Pacific Corp.
           (Timber Group).........................................   $ 1,143,750
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $45,809,772).....................................    55,426,035
                                                                     -----------











 Principal
  Amount
 ---------
 DEMAND NOTES -- 0.71%
 $394,000  General Electric Co.
           Promissory Notes (Cost
           $394,000)............................................        394,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $46,203,772*)....................................... 100.44% $55,820,035
OTHER ASSETS AND LIABILITIES (NET).........................  (0.44)    (246,564)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $55,573,471
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Large Cap Growth Fund




                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- 96.54%
           TECHNOLOGY -- 44.02%
   239,000 +BMC Software, Inc. ..................................   $ 17,088,500
   224,000 +Cisco Systems, Inc. .................................     15,344,000
   346,000 +Dell Computer Corp. .................................     14,467,125
   216,000 +EMC Corp. ...........................................     15,430,500
   213,500  Intel Corp. .........................................     15,865,719
   138,000 +Microsoft Corp. .....................................     12,497,625
    96,000 Nokia Corp., Class A, ADR.............................      8,622,000
    82,000 +Solectron Corp. .....................................      5,888,625
    79,000 +Sun Microsystems, Inc. ..............................      7,347,000
   220,000 +Tellabs, Inc. .......................................     12,526,250
                                                                    ------------
                                                                     125,077,344
                                                                    ------------
           FINANCIAL -- 19.91%
   131,250 American International Group, Inc. ...................     11,410,547
   271,000 Citigroup, Inc. ......................................     11,924,000
   156,000 Fannie Mae............................................      9,779,250
   171,500 Merrill Lynch & Co. ..................................     11,522,656
   354,000 Schwab (Charles) Corp. ...............................     11,925,375
                                                                    ------------
                                                                      56,561,828
                                                                    ------------
           COMMUNICATION
           SERVICES -- 10.42%
   188,000 +America Online, Inc. ................................     19,552,000
   140,000 +MCI WorldCom, Inc. ..................................     10,053,750
                                                                    ------------
                                                                      29,605,750
                                                                    ------------
           CONSUMER CYCLICAL -- 10.03%
   100,000 +Clear Channel Communications, Inc. ..................      7,987,500
   127,000 Harley-Davidson, Inc. ................................      6,357,938
   206,300 Home Depot, Inc. .....................................     14,157,337
                                                                    ------------
                                                                      28,502,775
                                                                    ------------
           HEALTH CARE -- 9.15%
   344,000 Medtronic, Inc. ......................................     12,212,000
   383,250 Pfizer, Inc. .........................................     13,773,047
                                                                    ------------
                                                                      25,985,047
                                                                    ------------
           CONSUMER STAPLES -- 3.01%
   178,000 Coca-Cola Company.....................................      8,555,125
                                                                    ------------
           TOTAL COMMON STOCKS
           (Cost $191,300,727)...................................    274,287,869
                                                                    ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 REPURCHASE AGREEMENT -- 3.52%
 $10,006,000 Agreement with Chase Securities, Inc., 5.05% dated
             9/30/99, due 10/01/99, to be repurchased at
             $10,007,404, collateralized by $9,900,000 U.S.
             Treasury Notes, 6.625% due 6/30/01, valued at
             $10,223,297 (Cost $10,006,000).....................   $ 10,006,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $201,306,727*)...................................... 100.06% $284,293,869
OTHER ASSETS AND LIABILITIES (NET)........................  (0.06)     (186,532)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $284,107,337
                                                           ======  ============

--------
*Aggregate cost for Federal tax and book purposes.
+Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Real Estate Fund




                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

 COMMON STOCKS -- 96.45%
        REAL ESTATE -- 92.94%
 33,000 Apartment Investment &
        Management Co. ...........................................   $ 1,262,250
 27,000 Arden Realty Group, Inc. .................................       587,250
 36,684 Avalonbay Communities, Inc. ..............................     1,242,670
 60,000 Bedford Property Investors, Inc. .........................     1,012,500
 34,000 Boston Properties, Inc. ..................................     1,043,375
 54,000 Cabot Industrial Trust....................................     1,039,500
 63,000 +Catellus Development Corp. ..............................       740,250
 34,000 Center Trust, Inc. .......................................       378,250
 40,000 Chateau Communities, Inc. ................................     1,040,000
 24,000 Crescent Real Estate Equity, Co. .........................       432,000
 57,000 Developers Divers Realty, Corp. ..........................       798,000
 59,000 Duke Realty Investment, Inc. .............................     1,150,500
 52,703 Equity Office Properties Trust............................     1,225,345
 29,860 Equity Residential Properties Trust.......................     1,265,317
 42,000 First Washington Realty Trust.............................       882,000
 35,000 Forest City Enterprises, Inc.,
        Class A...................................................       780,938
 50,000 Glenborough Realty Trust, Inc. ...........................       825,000
 19,200 Health Care REIT, Inc. ...................................       384,000
 58,000 Healthcare Realty Trust, Inc. ............................     1,083,875
 45,000 Highwoods Properties, Inc. ...............................     1,164,375
 44,000 Home Properties of New York, Inc. ........................     1,174,250
 39,000 Hospitality Properties Trust..............................       860,438
 47,000 HRPT Properties Trust.....................................       546,375
 28,000 KIMCO Realty Corp. .......................................     1,001,000
 41,000 Mack-Cali Realty Corp. ...................................     1,099,312
 52,000 Pacific Gulf Properties, Inc. ............................     1,036,750
 25,000 Prentiss Properties Trust.................................       554,688
 60,000 ProLogis Trust............................................     1,132,500
 46,200 Public Storage, Inc. .....................................     1,163,662
 40,000 Simon Property Group, Inc. ...............................       897,500
 30,000 Spieker Properties, Inc. .................................     1,040,625
 26,000 Starwood Hotels & Resorts Worldwide, Inc. ................       580,125
 83,000 Taubman Center, Inc. .....................................       954,500
 32,000 Vornado Realty Trust......................................     1,040,000
 25,500 Weingarten Realty Investors...............................       953,063
                                                                     -----------
                                                                      32,372,183
                                                                     -----------
        CONSUMER CYCLICAL -- 2.01%
 73,800 Host Marriott Corp. ......................................       701,100
                                                                     -----------
        FINANCIAL -- 1.50%
 10,000 Freddie Mac...............................................       520,000
                                                                     -----------
        TOTAL COMMON STOCKS
        (Cost $41,193,225)........................................    33,593,283
                                                                     -----------

 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 REPURCHASE AGREEMENT -- 4.03%
 $1,404,000 Agreement with Chase Securities, Inc., 5.05% dated
            9/30/99, due 10/01/99, to be repurchased at
            $1,404,197, collateralized by $1,390,000 U.S.
            Treasury Notes, 6.625% due 6/30/01, valued at
            $1,435,392 (Cost $1,404,000).........................   $ 1,404,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $42,597,225*)........................................ 100.48% $34,997,283
OTHER ASSETS & LIABILITIES (NET)...........................  (0.48)    (166,799)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $34,830,484
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements

Excelsior Institutional Trust
Portfolio of Investments September 30, 1999 (Unaudited)
Optimum Growth Fund




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------

 COMMON STOCKS -- 98.10%
         TECHNOLOGY -- 37.37%
  25,000 +BMC Software, Inc. ....................................   $  1,787,500
  82,000 +Cisco Systems, Inc. ...................................      5,617,000
 103,000 +Dell Computer Corp. ...................................      4,306,688
  85,000 +EMC Corp. .............................................      6,072,187
  54,000 Intel Corp. ............................................      4,012,875
  32,000 Lucent Technologies, Inc. ..............................      2,076,000
  52,000 +Microsoft Corp. .......................................      4,709,250
  22,000 Nokia Oy, Class A, ADR..................................      1,975,875
  14,500 +Solectron Corp. .......................................      1,041,281
  14,000 +Sun Microsystems, Inc. ................................      1,302,000
  36,000 +Tellabs, Inc. .........................................      2,049,750
                                                                    ------------
                                                                      34,950,406
                                                                    ------------
         HEALTH CARE -- 13.93%
  16,000 Abbott Laboratories.....................................        588,000
  13,300 American Home Products Corp. ...........................        551,950
  23,000 Bristol-Myers Squibb Co. ...............................      1,552,500
  12,000 Eli Lilly & Co. ........................................        768,000
  11,000 Johnson & Johnson.......................................      1,010,625
  83,710 Medtronic, Inc. ........................................      2,971,705
  31,000 Merck & Co., Inc. ......................................      2,009,187
  66,000 Pfizer, Inc. ...........................................      2,371,875
  20,000 Schering-Plough Corp. ..................................        872,500
   5,000 Warner Lambert Co. .....................................        331,875
                                                                    ------------
                                                                      13,028,217
                                                                    ------------
         FINANCIAL -- 12.15%
  25,000 American International Group, Inc. .....................      2,173,437
  52,500 Citigroup, Inc. ........................................      2,310,000
  28,000 Fannie Mae..............................................      1,755,250
  32,000 Merrill Lynch & Co., Inc. ..............................      2,150,000
  88,400 Schwab (Charles) Corp. .................................      2,977,975
                                                                    ------------
                                                                      11,366,662
                                                                    ------------
         CONSUMER STAPLES -- 10.15%
  23,500 Bestfoods...............................................      1,139,750
  19,000 Coca-Cola Co. ..........................................        913,188
  21,900 General Mills, Inc. ....................................      1,776,637
  11,500 H.J. Heinz Co. .........................................        494,500
  16,500 PepsiCo, Inc. ..........................................        499,125
  12,600 Procter & Gamble Co. ...................................      1,181,250
  10,000 Quaker Oats Co. ........................................        618,750
  14,000 Sara Lee Corp. .........................................        328,125
  11,800 Time Warner, Inc. ......................................        716,850
  12,000 Times Mirror Co., Class A...............................        789,750
   8,487 Tootsie Roll Industries, Inc. ..........................        279,010
  11,000 Wrigley (WM.) Jr. Co. ..................................        756,938
                                                                    ------------
                                                                       9,493,873
                                                                    ------------
         CONSUMER CYCLICAL -- 9.86%
  25,000 +Clear Channel Communications, Inc. ....................      1,996,875
  35,000 Harley-Davidson, Inc. ..................................      1,752,188
  48,000 Home Depot, Inc. .......................................      3,294,000

                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

            CONSUMER CYCLICAL -- (continued)
     13,200 McDonald's Corp. ....................................   $    567,600
     34,000 Wal-Mart Stores, Inc. ...............................      1,617,125
                                                                    ------------
                                                                       9,227,788
                                                                    ------------
            COMMUNICATION
            SERVICES -- 9.15%
     45,000 +America Online, Inc. ...............................      4,680,000
      8,000 Ameritech Corp. .....................................        537,500
     14,000 GTE Corp. ...........................................      1,076,250
     31,500 +MCI WorldCom, Inc. .................................      2,262,094
                                                                    ------------
                                                                       8,555,844
                                                                    ------------
            CAPITAL GOODS -- 5.49%
     37,000 General Electric Co. ................................      4,386,813
     12,000 Vastar Resources, Inc. ..............................        750,750
                                                                    ------------
                                                                       5,137,563
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $48,183,546)...................................     91,760,353
                                                                    ------------
 Principal
   Amount
 ----------

 DEMAND NOTES -- 1.97%
 $1,845,000 Associates Corp. of North America Master Notes
            (Cost $1,845,000)....................................      1,845,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $50,028,546*)....................................... 100.07% $ 93,605,353
OTHER ASSETS AND LIABILITIES (NET)........................  (0.07)      (69,021)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $ 93,536,332
                                                           ======  ============

--------
*Aggregate cost for Federal tax and book purposes.
+Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Institutional Trust
Portfolio of Investments September 30, 1999 (Unaudited)
Value Equity Fund




                                                                        Value
 Shares                                                               (Note 1)
 ------                                                              -----------

 COMMON STOCKS -- 96.58%
        TECHNOLOGY -- 28.43%
 10,000 BCE, Inc. ................................................   $   496,802
 30,000 +Bell & Howell Co. .......................................     1,100,625
  5,000 +Broadbase Software, Inc. ................................        79,375
 22,000 Cordant Technologies, Inc. ...............................       669,625
 86,100 +Global Crossing Ltd. ....................................     2,278,959
 25,000 Harris Corp. .............................................       690,625
  1,651 Intermedia Communications, Inc. ..........................        35,806
  1,000 +Internap Network Services Corp. .........................        44,625
 18,000 International Business Machines Corp. ....................     2,184,750
 32,000 Nokia Oy, Class A, ADR....................................     2,874,000
  3,500 +Plantronics, Inc. .......................................       174,125
 30,000 +Snyder Communications, Inc. .............................       455,625
 32,000 Xerox Corp. ..............................................     1,342,000
                                                                     -----------
                                                                      12,426,942
                                                                     -----------
        CONSUMER CYCLICAL -- 20.70%
 11,000 AT&T Corp. ...............................................       478,500
 45,760 +AT&T Corp. -- Liberty Media Group, Class A...............     1,698,840
  7,000 +Bluestone Software, Inc. ................................       161,875
 25,000 +CBS Corp. ...............................................     1,156,250
 25,000 Ford Motor Co. ...........................................     1,254,687
  8,000 +Luminant Worldwide Corp. ................................       246,000
 27,000 News Corp. Ltd. ADR.......................................       767,812
 22,000 +Unisys Corp. ............................................       992,750
 75,000 +Varian, Inc. ............................................     1,326,562
 10,000 +Ventiv Health, Inc. .....................................        98,750
 19,700 Young & Rubicam, Inc. ....................................       866,800
                                                                     -----------
                                                                       9,048,826
                                                                     -----------
        CONSUMER STAPLES -- 17.25%
 25,000 Avon Products, Inc. ......................................       620,313
 26,000 Bristol-Myers Squibb Co. .................................     1,755,000
 22,000 Deluxe Corp. .............................................       748,000
 20,000 Eastman Kodak Co. ........................................     1,508,750
 36,000 Philip Morris Companies, Inc. ............................     1,230,750
 40,000 Rite Aid Corp. ...........................................       552,500
 30,000 +Suiza Foods Corp. .......................................     1,125,000
                                                                     -----------
                                                                       7,540,313
                                                                     -----------
        FINANCIAL -- 12.91%
 17,000 Bear Stearns Companies, Inc. .............................       653,437
 20,000 Chase Manhattan Corp. ....................................     1,507,500
  8,000 Citigroup, Inc. ..........................................       352,000
 16,000 Donaldson, Lufkin & Jenrette, Inc. --DLJ..................       633,000
 13,000 Fannie Mae................................................       814,938
 22,000 SLM Holding Corp. ........................................       946,000
 16,344 XL Capital Ltd., Class A..................................       735,480
                                                                     -----------
                                                                       5,642,355
                                                                     -----------

                                                                       Value
  Shares                                                             (Note 1)
 ---------                                                          -----------

           TRANSPORTATION -- 7.38%
   13,000  +AMR Corp. ...........................................   $   708,500
   18,000  CNF Transportation, Inc. .............................       670,500
   18,000  +General Motors Corp., Class H........................     1,030,500
   17,000  Union Pacific Corp. ..................................       817,063
                                                                    -----------
                                                                      3,226,563
                                                                    -----------
           CAPITAL GOODS -- 7.37%
   20,000  Kansas City Southern Industries, Inc. ................       928,750
   20,000  Texas Instruments, Inc. ..............................     1,645,000
   40,000  Timken Co. ...........................................       645,000
                                                                    -----------
                                                                      3,218,750
                                                                    -----------
           RAW/INTERMEDIATE MATERIALS -- 1.81%
   13,000  E.I. du Pont de Nemours and Co. ......................       791,375
                                                                    -----------
           UTILITY -- 0.73%
   12,500  +Salem Communications Corp.,
           Class A...............................................       318,750
                                                                    -----------
           TOTAL COMMON STOCKS
           (Cost $30,114,121)....................................    42,213,874
                                                                    -----------
 Principal
  Amount
 ---------

 CONVERTIBLE BONDS -- 1.76%
           TECHNOLOGY -- 1.76%
 $ 25,000  Intermedia Communications, Inc., Series D (Preferred)
           7.00%, 12/31/2049 (Cost $657,010).....................       768,750
                                                                    -----------
 DEMAND NOTES -- 2.20%
  400,000  Associates Corp. of North America Master Notes........       400,000
  563,000  General Electric Co. Promissory Notes.................       563,000
                                                                    -----------
           TOTAL DEMAND NOTES
           (Cost $963,000).......................................       963,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $31,734,131*)........................................ 100.54% $43,945,624
OTHER ASSETS AND LIABILITIES (NET).........................  (0.54)    (237,088)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $43,708,536
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Institutional Trust (the "Trust") is a business trust organized under the laws of the State of Delaware on May 11, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-ended diversified management investment companies.

  Excelsior Fund and the Trust currently offer shares in seventeen and six managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Blended Equity Fund, Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, Large Cap Growth Fund, and Real Estate Fund, Portfolios of Excelsior Fund, Optimum Growth Fund and Value Equity Fund, Portfolios of the Trust (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund and the Trust in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  With regard to Optimum Growth Fund and Value Equity Fund, they offer two classes of shares: Institutional Shares and Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (a) Portfolio valuation:

    Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios' are informed of the dividend.

  (c) Repurchase agreements:

    The Portfolios' may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security, falls below the value of the repurchase price, the Portfolios' will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends equal to all or substantially all of each Portfolios' net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually, but the Portfolios' may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and net capital losses and net currency losses incurred after October 31 and within the taxable year ("Post-October losses"). Due to the nature of distributions that the Real Estate Fund receives from REITs, the Real Estate Fund anticipates that it will have a tax basis return of capital.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund and the Trust that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1999, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                                 Expiration Date
                                                                    March 31,
                                                                      2007
                                                                 ---------------
   Value and Restructuring Fund.................................   $3,589,000
   Small Cap Fund...............................................    3,645,000
   Energy and Natural Resources Fund............................    1,872,000
   Large Cap Growth Fund........................................    1,733,000

    At September 30, 1999, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                     Tax Basis     Tax Basis    Net Unrealized
                                     Unrealized    Unrealized    Appreciation
                                    Appreciation (Depreciation) (Depreciation)
                                    ------------ -------------- --------------
   Blended Equity Fund............. $379,170,599  $ (6,389,635)  $372,780,964
   Value and Restructuring Fund....  185,320,250   (35,098,425)   150,221,825
   Small Cap Fund..................    6,242,075    (4,912,181)     1,329,894
   Energy and Natural Resources
    Fund...........................   10,415,522      (799,259)     9,616,263
   Large Cap Growth Fund...........   90,129,705    (7,142,563)    82,987,142
   Real Estate Fund................      150,607    (7,750,549)    (7,599,942)
   Optimum Growth Fund.............   44,515,939      (939,132)    43,576,807
   Value Equity Fund...............   14,216,748    (2,005,255)    12,211,493

  (f) Expense allocation:

    Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios' are allocated in proportion to the average net assets of each of their respective Portfolios', except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Blended Equity Fund, and Large Cap Growth Fund, 0.60% of the average daily net assets of the Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, 1.00% of the average daily net assets of the Real Estate Fund and 0.65% of the average daily net assets of each of the Optimum Growth Fund and Value Equity Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust Company, Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust) all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1999, administration fees charged by U.S. Trust Company were as follows:

Blended Equity Fund................................................... $164,887
Value and Restructuring Fund..........................................  142,582
Small Cap Fund........................................................    9,835
Energy and Natural Resources Fund.....................................   10,964
Large Cap Growth Fund.................................................   57,256
Real Estate Fund......................................................    7,424
Optimum Growth Fund...................................................   20,022
Value Equity Fund.....................................................    9,136

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to the Excelsior Fund, U.S. Trust intends to voluntarily waive fees to the extent necessary to maintain an annual expense ratio of not more than 0.99% for Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund; and not more than 1.05% and 1.20% for Large Cap Growth Fund and Real Estate Fund, respectively, and until further notice to the Trust, U.S. Trust intends to voluntarily waive fees to the extent necessary to maintain an annual expense ratio of not more than 1.05% of average daily net assets of the Shares of the Optimum Growth Fund and Value Equity Fund. For the six months ended September 30, 1999, U.S. Trust waived fees as follows:

Real Estate Fund........................................................ $19,766
Optimum Growth Fund.....................................................  50,896
Value Equity Fund.......................................................  33,686

  With regard to the Blended Equity Fund, effective November 19, 1999, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2000 to the extent necessary to keep total operating expenses from exceeding 1.05% of the Portfolio's average daily net assets.

  Excelsior Fund and the Trust have entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $471,459, for the six months ended September 30, 1999. Until further notice to Excelsior Fund and the Trust, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable (including fees paid to affiliates of U.S. Trust) by that Portfolio. For the six months ended September 30, 1999, U.S. Trust and the

Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                           U.S.
                                                          Trust   Administrators
                                                         -------- --------------
Blended Equity Fund..................................... $175,212    $ 2,010
Value and Restructuring Fund............................  497,920     95,606
Small Cap Fund..........................................   33,733         61
Energy and Natural Resources Fund.......................   30,267      6,056
Large Cap Growth Fund...................................   79,168      7,311
Real Estate Fund........................................   19,481        850
Optimum Growth Fund.....................................   11,602      1,158

  For the six months ended September 30, 1999, no administrative service fees have been charged to the Value Equity Fund.

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the distributor of Excelsior Fund and the Trust. Each Portfolios' Shares are sold on a continuous basis by the Distributor.

  With regard to the Trust, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of Optimum Growth Fund and Value Equity Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Portfolio's outstanding Shares.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended. The Chairman receives an additional annual fee of $5,000. Independent Trustees of Excelsior Trust receive an annual fee of $4,000 plus a meeting fee of $250 for each meeting attended. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 1999, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                        Purchases      Sales
                                                       ------------ -----------
Blended Equity Fund................................... $ 95,783,601 $87,531,041
Value and Restructuring Fund..........................  121,252,115  44,163,879
Small Cap Fund........................................   26,279,371  30,745,164
Energy and Natural Resources Fund.....................   36,251,516  30,048,644
Large Cap Growth Fund.................................   62,941,019  21,351,208
Real Estate Fund......................................    5,135,401   2,022,071
Optimum Growth Fund...................................   18,345,218  21,057,038
Value Equity Fund.....................................   11,422,157   9,718,090

4. Capital Transactions:

  Excelsior Fund currently has authorized capital classified of 35 billion shares of Common Stock, 26.375 billion of which is currently classified to represent interests in one of seventeen separate portfolios. Authorized capital currently offered for each Portfolio is as follows: 375 million shares of the Blended Equity Fund and 500 million shares each of Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, Large Cap Growth Fund and Real Estate Fund. Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                        Blended Equity Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/99                   03/31/99
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  2,082,965  $ 60,459,556    4,387,348  $ 166,477,501
Issued in connection
 with reorganization....  1,324,542    59,663,830          --             --
Issued as reinvestment
 of dividends...........      4,854       219,000       77,350      2,895,711
Redeemed................ (1,951,645)  (84,348,127)  (3,990,290)  (148,105,086)
                         ----------  ------------  -----------  -------------
Net Increase............  1,460,716  $ 35,994,259      474,408  $  21,268,126
                         ==========  ============  ===========  =============

                                   Value and Restructuring Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/99                   03/31/99
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  6,776,820  $178,273,233   23,806,528  $ 537,163,371
Issued as reinvestment
 of dividends...........     22,657       592,316      158,688      3,460,364
Redeemed................ (3,736,807)  (97,591,836) (15,392,807)  (331,846,653)
                         ----------  ------------  -----------  -------------
Net Increase............  3,062,670  $ 81,273,713    8,572,409  $ 208,777,082
                         ==========  ============  ===========  =============

                                          Small Cap Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/99                   03/31/99
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  1,925,288  $ 19,382,665    6,294,363  $  56,377,737
Issued as reinvestment
 of dividends...........        --            --         9,749         88,720
Redeemed................ (1,816,221)  (18,123,332)  (7,314,821)   (66,388,490)
                         ----------  ------------  -----------  -------------
Net Increase
 (Decrease).............    109,067  $  1,259,333   (1,010,709) $  (9,922,033)
                         ==========  ============  ===========  =============


                                  Energy and Natural Resources Fund
                           ---------------------------------------------------
                               Six Months Ended             Year Ended
                                   09/30/99                  03/31/99
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
                           ----------  -------------  ----------  ------------
Sold.....................   2,459,639  $  31,918,419   2,852,458  $ 31,234,166
Issued as reinvestment of
 dividends...............       5,372         65,206       9,736       103,347
Redeemed.................  (2,102,468)   (27,051,281) (2,605,823)  (27,676,908)
                           ----------  -------------  ----------  ------------
Net Increase.............     362,543  $   4,932,344     256,371  $  3,660,605
                           ==========  =============  ==========  ============

                                        Large Cap Growth Fund
                           ---------------------------------------------------
                               Six Months Ended             Year Ended
                                   09/30/99                  03/31/99
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
                           ----------  -------------  ----------  ------------
Sold.....................  10,199,650  $ 144,571,859  15,703,486  $169,544,034
Issued as reinvestment of
 dividends...............         --             --          --            --
Redeemed.................  (7,247,119)  (102,000,897) (3,700,511)  (38,250,977)
                           ----------  -------------  ----------  ------------
Net Increase.............   2,952,531  $  42,570,962  12,002,975  $131,293,057
                           ==========  =============  ==========  ============

                                           Real Estate Fund
                           ---------------------------------------------------
                               Six Months Ended             Year Ended
                                   09/30/99                  03/31/99
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
                           ----------  -------------  ----------  ------------
Sold.....................   1,145,294  $   6,720,377   2,933,843  $ 18,323,252
Issued as reinvestment of
 dividends...............       1,449          8,134       3,809        22,665
Redeemed.................    (591,158)    (3,464,789) (2,810,143)  (16,902,129)
                           ----------  -------------  ----------  ------------
Net Increase.............     555,585  $   3,263,722     127,509  $  1,443,788
                           ==========  =============  ==========  ============

                                         Optimum Growth Fund
                           ---------------------------------------------------
                               Six Months Ended             Year Ended
                                   09/30/99                  03/31/99
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
                           ----------  -------------  ----------  ------------
Sold:
  Shares.................     232,970  $   6,428,385     105,092  $  2,171,420
  Institutional Shares...     237,730      7,026,430     812,340    16,636,464
Issued as reinvestment of
 dividends:
  Shares.................         --             --          --            --
  Institutional Shares...         --             --           35           569
Redeemed:
  Shares.................     (49,049)    (1,306,111)    (56,822)     (997,974)
  Institutional Shares...    (538,318)   (14,429,366)   (766,399)  (15,767,433)
                           ----------  -------------  ----------  ------------
Net Increase (Decrease)..    (116,667) $  (2,280,662)     94,246  $  2,043,046
                           ==========  =============  ==========  ============


                                     Value Equity Fund
                           -----------------------------------------
                            Six Months Ended         Year Ended
                                09/30/99              03/31/99
                           --------------------  -------------------
                           Shares     Amount     Shares     Amount
                           -------  -----------  -------  ----------
Sold:
  Shares..................   1,778  $    29,703    3,120  $   46,060
  Institutional Shares.... 242,347    4,298,862  466,461   6,929,195
Issued as reinvestment of
 dividends:
  Shares..................       4           56      190       2,707
  Institutional Shares....     --            19      --          --
Redeemed:
  Shares..................  (5,946)     (95,266)     (31)       (461)
  Institutional Shares.... (67,314)  (1,109,974) (59,957)   (880,640)
                           -------  -----------  -------  ----------
Net Increase.............. 170,869  $ 3,123,400  409,783  $6,096,861
                           =======  ===========  =======  ==========

5. Organization Costs:

  Excelsior Fund and the Trust have borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1999, the Portfolios had no borrowings under the agreement.

7. Plan of Reorganization:

  On June 30, 1999, shareholders approved a Plan of Reorganization (effective July 8, 1999) providing for the transfer of all of the assets and liabilities of Income and Growth Fund to the Blended Equity Fund, in exchange for shares of the Blended Equity Fund corresponding to the same net assets as shares held in the Income and Growth Fund. At the time of the reorganization, the Income and Growth Fund had 4,345,042 outstanding shares and net assets of $59,663,830 including $29,839,357 of unrealized appreciation. The Blended Equity Fund's net assets immediately before the reorganization were $769,819,613.

8. Year 2000 Risk:

  The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The investment adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

  Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

               Voting Results of Special Meeting of Shareholders

  The proposal described below was submitted to a vote of shareholders of Excelsior Funds, Inc. ("Excelsior") at a special meeting of shareholders held on June 30, 1999 (the "Meeting"):

  Proposal--Approval of a Plan of Reorganization pursuant to which Excelsior's Income and Growth Fund will be reorganized into Excelsior's Blended Equity Fund.

  At the Meeting, the shareholders of the Income and Growth Fund approved the proposal as follows:

                  For                       Against                                     Abstain
                  ---                       -------                                     -------
               2,120,173                    85,323                                      145,090